SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Customer deposits	$ 7,493,608	$ 6,999,980
Other	89,152	7,551
Total accrued expenses and other current liabilities	$ 7,582,760	$ 7,007,531